20) Derivative financial instruments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Futures contract [member] | Purchase Commitments [Member]
Derivative financial instruments [Abstract]
Nominal value		R$ 84,467,021	R$ 140,426,077
Net amount value	[1]
Original amortized cost		24,535	20,290
Mark-to-market adjustment
Fair value		24,535	20,290
Futures contract [member] | Purchase Commitments [Member] | Interbank Market [Member]
Derivative financial instruments [Abstract]
Nominal value		40,651,059	108,149,874
Net amount value	[1]
Original amortized cost		10,050	12,659
Mark-to-market adjustment
Fair value		10,050	12,659
Futures contract [member] | Purchase Commitments [Member] | Foreign Currency [Member]
Derivative financial instruments [Abstract]
Nominal value		39,875,542	30,351,663
Net amount value	[1]
Original amortized cost		10,832	5,560
Mark-to-market adjustment
Fair value		10,832	5,560
Futures contract [member] | Purchase Commitments [Member] | Other [Member]
Derivative financial instruments [Abstract]
Nominal value		3,940,420	1,924,540
Net amount value	[1]	2,807,910	777,414
Original amortized cost		3,653	2,071
Mark-to-market adjustment
Fair value		3,653	2,071
Futures contract [member] | Sale Commitments [Member]
Derivative financial instruments [Abstract]
Nominal value		316,512,537	231,911,105
Net amount value	[1]
Original amortized cost		(19,366)	(23,676)
Mark-to-market adjustment
Fair value		(19,366)	(23,676)
Futures contract [member] | Sale Commitments [Member] | Interbank Market [Member]
Derivative financial instruments [Abstract]
Nominal value	[2]	263,958,439	153,544,202
Net amount value	[1],[2]	223,307,380	45,394,328
Original amortized cost	[2]	(15,899)	(18,640)
Mark-to-market adjustment	[2]
Fair value	[2]	(15,899)	(18,640)
Futures contract [member] | Sale Commitments [Member] | Foreign Currency [Member]
Derivative financial instruments [Abstract]
Nominal value	[3]	51,421,588	77,219,777
Net amount value	[1],[3]	11,546,046	46,868,114
Original amortized cost	[3]	(1,371)	(1,840)
Mark-to-market adjustment	[3]
Fair value	[3]	(1,371)	(1,840)
Futures contract [member] | Sale Commitments [Member] | Other [Member]
Derivative financial instruments [Abstract]
Nominal value		1,132,510	1,147,126
Net amount value	[1]
Original amortized cost		(2,096)	(3,196)
Mark-to-market adjustment
Fair value		(2,096)	(3,196)
Option contract [member] | Purchase Commitments [Member]
Derivative financial instruments [Abstract]
Nominal value		326,423,643	145,317,995
Net amount value	[1]
Original amortized cost		2,456,611	1,489,325
Mark-to-market adjustment		895,667	310,565
Fair value		3,352,278	1,799,890
Option contract [member] | Purchase Commitments [Member] | Interbank Market [Member]
Derivative financial instruments [Abstract]
Nominal value		311,472,364	130,179,263
Net amount value	[1]
Original amortized cost		1,504,181	617,942
Mark-to-market adjustment		193,326	153,980
Fair value		1,697,507	771,922
Option contract [member] | Purchase Commitments [Member] | Foreign Currency [Member]
Derivative financial instruments [Abstract]
Nominal value		13,878,682	14,233,062
Net amount value	[1]		1,019,989
Original amortized cost		854,484	808,235
Mark-to-market adjustment		701,089	131,756
Fair value		1,555,573	939,991
Option contract [member] | Purchase Commitments [Member] | Other [Member]
Derivative financial instruments [Abstract]
Nominal value		1,072,597	905,670
Net amount value	[1]	282,563
Original amortized cost		97,946	63,148
Mark-to-market adjustment		1,252	24,829
Fair value		99,198	87,977
Option contract [member] | Sale Commitments [Member]
Derivative financial instruments [Abstract]
Nominal value		331,145,703	253,288,998
Net amount value	[1]
Original amortized cost		(2,520,903)	(1,519,642)
Mark-to-market adjustment		(589,180)	(12,609)
Fair value		(3,110,083)	(1,532,251)
Option contract [member] | Sale Commitments [Member] | Interbank Market [Member]
Derivative financial instruments [Abstract]
Nominal value		314,999,693	238,999,513
Net amount value	[1]	3,527,329	108,820,250
Original amortized cost		(1,640,039)	(891,953)
Mark-to-market adjustment		(194,670)	(130,183)
Fair value		(1,834,709)	(1,022,136)
Option contract [member] | Sale Commitments [Member] | Foreign Currency [Member]
Derivative financial instruments [Abstract]
Nominal value		15,355,976	13,213,073
Net amount value	[1]	1,477,294
Original amortized cost		(619,545)	(545,433)
Mark-to-market adjustment		(363,298)	124,936
Fair value		(982,843)	(420,497)
Option contract [member] | Sale Commitments [Member] | Other [Member]
Derivative financial instruments [Abstract]
Nominal value		790,034	1,076,412
Net amount value	[1]		170,742
Original amortized cost		(261,319)	(82,256)
Mark-to-market adjustment		(31,212)	(7,362)
Fair value		(292,531)	(89,618)
Forward contract [member] | Purchase Commitments [Member]
Derivative financial instruments [Abstract]
Nominal value		76,011,205	16,258,721
Net amount value	[1]
Original amortized cost		4,696,246	1,428,434
Mark-to-market adjustment		14,818	1,328
Fair value		4,711,064	1,429,762
Forward contract [member] | Purchase Commitments [Member] | Interbank Market [Member]
Derivative financial instruments [Abstract]
Nominal value		246,269	232,706
Net amount value	[1]	246,269	232,706
Original amortized cost		1,859	1,859
Mark-to-market adjustment		14,818	1,328
Fair value		16,677	3,187
Forward contract [member] | Purchase Commitments [Member] | Foreign Currency [Member]
Derivative financial instruments [Abstract]
Nominal value		70,345,084	13,794,259
Net amount value	[1]	48,576,798
Original amortized cost		(453)	(251,175)
Mark-to-market adjustment
Fair value		(453)	(251,175)
Forward contract [member] | Purchase Commitments [Member] | Other [Member]
Derivative financial instruments [Abstract]
Nominal value		5,419,852	2,231,756
Net amount value	[1]	4,451,509	1,563,753
Original amortized cost		4,694,840	1,677,750
Mark-to-market adjustment
Fair value		4,694,840	1,677,750
Forward contract [member] | Sale Commitments [Member]
Derivative financial instruments [Abstract]
Nominal value		22,736,629	15,834,563
Net amount value	[1]
Original amortized cost		(132,076)	125,532
Mark-to-market adjustment		(4,678)	(2,167)
Fair value		(136,754)	123,365
Forward contract [member] | Sale Commitments [Member] | Foreign Currency [Member]
Derivative financial instruments [Abstract]
Nominal value	[3]	21,768,286	15,166,560
Net amount value	[1],[3]		1,372,301
Original amortized cost	[3]	(82,681)	107,747
Mark-to-market adjustment	[3]
Fair value	[3]	(82,681)	107,747
Forward contract [member] | Sale Commitments [Member] | Other [Member]
Derivative financial instruments [Abstract]
Nominal value		968,343	668,003
Net amount value	[1]
Original amortized cost		(49,395)	17,785
Mark-to-market adjustment		(4,678)	(2,167)
Fair value		(54,073)	15,618
Swap contract [member] | Assets (long position) [Member]
Derivative financial instruments [Abstract]
Nominal value		66,137,265	70,032,236
Net amount value	[1]
Original amortized cost		11,195,415	9,668,531
Mark-to-market adjustment		3,591,785	987,011
Fair value		14,787,200	10,655,542
Swap contract [member] | Assets (long position) [Member] | Interbank Market [Member]
Derivative financial instruments [Abstract]
Nominal value		4,095,567	7,703,103
Net amount value	[1]		3,424,228
Original amortized cost		106,827	118,969
Mark-to-market adjustment		215,527	85,416
Fair value		322,354	204,385
Swap contract [member] | Assets (long position) [Member] | Foreign Currency [Member]
Derivative financial instruments [Abstract]
Nominal value		24,369,039	19,746,372
Net amount value	[1]	1,177,263
Original amortized cost		6,169,577	1,032,687
Mark-to-market adjustment		3,051,417	1,066,491
Fair value		9,220,994	2,099,178
Swap contract [member] | Assets (long position) [Member] | Other [Member]
Derivative financial instruments [Abstract]
Nominal value		3,608,719	3,197,284
Net amount value	[1]
Original amortized cost		326,603	139,072
Mark-to-market adjustment		276,135	231,870
Fair value		602,738	370,942
Swap contract [member] | Assets (long position) [Member] | Fixed Rate [Member]
Derivative financial instruments [Abstract]
Nominal value		33,427,359	38,714,923
Net amount value	[1]	19,386,846	19,364,909
Original amortized cost		4,160,018	8,253,671
Mark-to-market adjustment		26,030	(515,320)
Fair value		4,186,048	7,738,351
Swap contract [member] | Assets (long position) [Member] | IGPM [Member]
Derivative financial instruments [Abstract]
Nominal value		636,581	670,554
Net amount value	[1]
Original amortized cost		432,390	124,132
Mark-to-market adjustment		22,676	118,554
Fair value		455,066	242,686
Swap contract [member] | Liabilities (unrestricted position) [Member]
Derivative financial instruments [Abstract]
Nominal value		50,475,079	52,232,961
Net amount value	[1]
Original amortized cost		(10,838,073)	(9,044,701)
Mark-to-market adjustment		(2,653,090)	(3,161,114)
Fair value		(13,491,163)	(12,205,815)
Swap contract [member] | Liabilities (unrestricted position) [Member] | Interbank Market [Member]
Derivative financial instruments [Abstract]
Nominal value		7,350,385	4,278,875
Net amount value	[1]	3,254,818
Original amortized cost		(103,984)	(179,169)
Mark-to-market adjustment		(27,012)	76,722
Fair value		(130,996)	(102,447)
Swap contract [member] | Liabilities (unrestricted position) [Member] | Foreign Currency [Member]
Derivative financial instruments [Abstract]
Nominal value		23,191,776	21,483,368
Net amount value	[1]		1,736,996
Original amortized cost		(7,119,016)	(2,750,465)
Mark-to-market adjustment		(801,099)	(605,694)
Fair value		(7,920,115)	(3,356,159)
Swap contract [member] | Liabilities (unrestricted position) [Member] | Other [Member]
Derivative financial instruments [Abstract]
Nominal value		5,056,098	6,227,704
Net amount value	[1]	1,447,379	3,030,420
Original amortized cost		(647,251)	(400,758)
Mark-to-market adjustment		(328,466)	(445,801)
Fair value		(975,717)	(846,559)
Swap contract [member] | Liabilities (unrestricted position) [Member] | Fixed Rate [Member]
Derivative financial instruments [Abstract]
Nominal value		14,040,513	19,350,014
Net amount value	[1]
Original amortized cost		(2,431,630)	(5,547,009)
Mark-to-market adjustment		(1,448,120)	(2,015,586)
Fair value		(3,879,750)	(7,562,595)
Swap contract [member] | Liabilities (unrestricted position) [Member] | IGPM [Member]
Derivative financial instruments [Abstract]
Nominal value		836,307	893,000
Net amount value	[1]	199,726	222,446
Original amortized cost		(536,192)	(167,300)
Mark-to-market adjustment		(48,393)	(170,755)
Fair value		(584,585)	(338,055)
Total [Member]
Derivative financial instruments [Abstract]
Nominal value		1,273,909,082	925,302,656
Net amount value	[1]
Original amortized cost		4,862,389	2,144,093
Mark-to-market adjustment		1,255,322	(1,876,986)
Fair value		R$ 6,117,711	R$ 267,107

[1]	It reflects the net balance between the Asset and Liability position;
[2]	It includes: (i) accounting cash flow hedges to protect DI-indexed funding totaling R$128,431,775 thousand (in December 2019 - R$76,405,734 thousand); and (ii) accounting cash flow hedges to protect DI-indexed investments totaling R$12,942,667 thousand (in December 2019 - R$21,015,183 thousand (Note 20 (iv));
[3]	It includes specific hedges to protect assets and liabilities, arising from foreign investments. Investments abroad totaling the amount of R$29,678,043 thousand (in December 2019 - R$64,376,717 thousand), contemplating the capital reduction carried out in the first half of 2020, in the amount of R$59,546,684 thousand;